Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Provision for income taxes

(in thousands)	2013	2012	2011
Current:
Federal	$4,264	2,834	3,249
State	1,136	437	566
	5,400	3,271	3,815
Deferred	4,437	1,538	483

Total	$9,837	4,809	4,298

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

(in thousands)	2013	2012	2011
Amount computed at statutory
Federal rate	$8,636	4,256	3,864
State income taxes (net of Federal
income tax benefit)	1,129	562	473
Other, net	72	(9)	(39)
Provision for income taxes	$9,837	4,809	4,298

Temporary differences

(in thousands)	2013	2012
Deferred tax liabilities:
Property and equipment	$22,650	18,535
Depletion	479	453
Unrealized rents	1,803	1,608
Prepaid expenses	1,306	1,913
Gross deferred tax liabilities	26,238	22,509
Deferred tax assets:
Insurance liabilities	786	1,744
Employee benefits and other	2,758	2,508
Gross deferred tax assets	3,544	4,252
Net deferred tax liability	$22,694	18,257

Unrecognized tax benefits
(in thousands)	2013	2012
Balance at October 1	$—	51
Reductions due to lapse of statute of limitations	—	(51)
Balance at September 30	$—	—